Financial Instruments and Risk Management - Fair Value Measurement (Details) - Fair value - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Derivatives | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	$ 0.0	$ 0.0
Derivatives | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	(15.0)	(20.7)
Currency risk | Derivatives | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	0.0	0.0
Currency risk | Derivatives | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	(2.9)	(16.3)
Currency risk | Derivatives | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0.0	0.0
Currency risk | Derivatives | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	7.4	2.1
Interest rate risk | Derivatives | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	0.0	0.0
Interest rate risk | Derivatives | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	$ (12.1)	$ (4.4)